Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (23,253)	$ (8,921)	$ (52,031)	$ (23,380)	$ (14,327)
U.K. statutory tax rate (percentage)	19.00%		19.00%	19.50%	20.00%
Income tax benefit at U.K. statutory tax rate	$ (4,423)		$ (9,886)	$ (4,559)	$ (2,865)
Tax incentives / credits	(3,234)		(7,296)	(3,702)	(1,837)
Non-deductible expenses	127		1,553	609	694
Non-deductible expenses	265		(13)	13	57
Operating losses	3,605		7,317	3,754	2,168
Tax on property, plant, equipment and intangibles	140		233	113	0
Other, net	915		812	119	6
Total income tax benefit	$ (2,605)	$ (1,397)	$ (7,280)	$ (3,653)	$ (1,777)
Effective rate of income tax (percentage)	11.20%		14.00%	15.60%	12.40%